AMOUNTS DUE TO/FROM RELATED PARTIES AND DIRECTOR	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Amounts Due Tofrom Related Parties And Director
AMOUNTS DUE TO/FROM RELATED PARTIES AND DIRECTOR

NOTE 12 – AMOUNTS DUE TO/FROM RELATED PARTIES (INCLUDING CHAIRMAN AND CHIEF EXECUTIVE OFFICER)

The following breakdown of the balances due to/from related parties and director, consisted of:

	March 31, 2026	June 30, 2025

Amount due to related parties
Borneo Oil Corporation Sdn (“BOC”) (#2)	$72,818	$72,869
Borneo Oil Berhad (“BOB”) (#1)	3,007	3,007
Taipan International Limited (#3)	119,153	119,153
Borneo Energy Sdn Bhd (#1)	16,298	16,356
Victoria Capital Sdn Bhd (#4)	6,202	5,913
Makin Teguh Sdn Bhd (#1)	-	19,379
J. Ambrose & Partners (#5)	64,981	75,904
SB Resorts Sdn Bhd (#2)	6,946	6,622
SB Supplies & Logistics Sdn Bhd (#1)	4,837	4,612
Borneo Eco Food Sdn. Bhd (#1)	1,215	1,159
	$295,457	$324,974

Amount due from a related party
Vetrolysis Limited (#6)	$-	$100

Amount due to director
Mr. Jack Wong (#7)	$3,033	$209,640

(#1)	BOB is the ultimate holding company of Borneo Eco Food Sdn. Bhd., Borneo Energy Sdn. Bhd. and SB Supplies & Logistic Sdn. Bhd. and held 12.95% of the Company’s issued and outstanding common stock as of March 31, 2026. Makin Teguh Sdn Bhd is an associate of BOB. The advances are related to ordinary business transactions and bear no interest or collateral and are repayable on demand. On March 26, 2026, Makin Teguh Sdn Bhd entered into a debt release agreement with the Company, pursuant to which all outstanding obligations owed by the Company in the amount of $19,379 were fully extinguished.

(#2)	SB Resorts Sdn. Bhd. and BOC are wholly owned subsidiaries of BOB (holding 12.95% of the Company’s issued and outstanding common stock as of March 31, 2026). The advances are related to ordinary business transactions and bear no interest or collateral, repayable and renewable under normal business advancement terms.

(#3)	Taipan International Limited is one of the shareholders of the Company and held 7.74% of the Company’s issued and outstanding common stock as of March 31, 2026. The advances are related to ordinary business transactions and bear no interest or collateral and are repayable on demand.

(#4)	Victoria Capital Sdn. Bhd. is one of the shareholders of the Company and held 0.2% of the Company’s issued and outstanding common stock as of March 31, 2026. The advances are related to ordinary business transactions and bear no interest or collateral and are repayable on demand.

(#5)	J. Ambrose & Partners is controlled by J Ambrose who is one of the shareholders of the Company, and he held 1.535% of the Company’s issued and outstanding common stock as of March 31, 2026. Ambrose is also the managing director and a substantial shareholder of BOB. The advances are related to ordinary business transactions and bear no interest or collateral and are repayable on demand. On March 26, 2026, J. Ambrose & Partners entered into a debt release agreement with the Company, pursuant to which $11,219 owed by the Company was fully extinguished.

(#6)	Encik Anuar bin Ismail, an indirect significant shareholder, is a director of Vetrolysis Limited.

(#7)	This amount represent expenses incurred and paid by Jack Wong on behalf of the Company. The balance as of June 30, 2025 represented the remaining balance of the special bonus of $1.25 million to the Company’s Chairman and Chief Executive Officer Jack Wong, approved by the Board of the Company on December 9, 2024. On December 10, 2024, Mr. Wong entered into a Sale and Purchase Agreement to purchase the property located at 1138 Wildhorse Parkway Drive, Chesterfield, Missouri 63005 owned by Verde Renewables, for a current market value of $857,500. The Board also approved the option for this amount to be repaid through monthly installments deducted from the bonus over 26 pay cycles starting from January 2025. This transaction was structured as a sale and purchase agreement between the Company and Mr. Wong, with no cash exchange involved. The remaining balance of the bonus was allocated to cover any taxes associated with the bonus on behalf of Mr. Wong and was fully settled as of March 31, 2026.

NOTE 12 - AMOUNTS DUE TO/FROM RELATED PARTIES AND DIRECTOR

The following breakdown of the balances due to related parties and director, consisted of:-

	As of June 30,
	2025	2024 (revised)
Amount due to related parties
Borneo Oil Corporation Sdn. Bhd (“BOC”) (2)	$72,869	$70,677
Borneo Oil Berhad (“BOB”) (1)	3,007	3,007
Taipan International Limited (3)	119,153	119,153
Borneo Energy Sdn Bhd (1)	16,356	14,599
Victoria Capital Sdn Bhd (4)	5,913	93,270
UnitiMart Sdn Bhd (1)	-	7,782
Makin Teguh Sdn Bhd (1)	19,379	19,379
J. Ambrose & Partners (5)	75,904	48,588
SB Resorts Sdn Bhd (2)	6,622	2,120
SB Supplies & Logistics Sdn Bhd (1)	4,612	5,936
Borneo Eco Food Sdn. Bhd. (1)	1,159	1,039
Total due to related parties	$324,974	$385,550

Amount due from a related party
Vetrolysis Limited (6)	$100	$100

Amount due to director
Mr. Jack Wong (7)	$209,640	$4,188

(1)	Borneo Oil Berhad (“BOB”) is the ultimate holding company of Borneo Eco Food Sdn. Bhd., Borneo Energy Sdn. Bhd., SB Supplies & Logistic Sdn. Bhd. and UnitiMart Sdn. Bhd., (holding 13.4% of the Company’s issued and outstanding Common Stock as of June 30, 2025). Makin Teguh Sdn Bhd is an associate of BOB. The advances are related to ordinary business transactions and bear no interest or collateral and are repayable on demand.

(2)	SB Resorts Sdn. Bhd. and Borneo Oil Corporation Sdn. Bhd. (“BOC”) are wholly owned subsidiaries of Borneo Oil Berhad (“BOB”) (holding 13.4% of the Company’s issued and outstanding Common Stock as of June 30, 2025). The advances are related to ordinary business transactions and bear no interest or collateral, repayable and renewable under normal business advancement terms.

(3)	Taipan International Limited is one of the shareholders of the Company and held 15.4% of the Company’s issued and outstanding Common Stock as of June 30, 2025. The advances are related to ordinary business transactions and bear no interest or collateral and are repayable on demand.

(4)	Victoria Capital Sdn. Bhd. is one of the shareholders of the BOB (holding 7.8% if BOB’s shares) and also is a direct shareholder of Company, holding 0.2% of the Company’s issued and outstanding Common Stock as of June 30, 2025. The advances are related to ordinary business transactions and bear no interest or collateral and are repayable on demand.

(5)	J. Ambrose & Partners is controlled by J Ambrose who is one of the shareholders of the Company, and he held 1.6% of the Company’s issued and outstanding Common Stock as of June 30, 2025. He is also a substantial shareholder of BOB. The advances are related to ordinary business transactions and bear no interest or collateral and are repayable on demand.

(6)	Encik Anuar bin Ismail, an indirect significant shareholder, is a director of Vetrolysis Limited.

(7)	Mr. Jack Wong is the Chief Executive Officer of the Company effective October 1, 2022. Further, Jack Wong was re-elected Director of the Company by Waiver and Consent of Shareholders, effective March 30, 2024. This represents remaining balance of the special bonus of $1.25 million to CEO Jack Wong approved by the Board of the Company on December 9, 2024. On December 10, 2024, CEO Jack Wong entered into the Wong Agreement to purchase the Property located at 1138 Wildhorse Parkway Drive, Chesterfield, Missouri 63005 owned by VRI, for a current market value of $857,500.The Board also approved the option for this amount to be repaid through monthly installments deducted from the bonus over 26 pay cycles starting from January 2025. This transaction shall be structured as a sale and purchase agreement between the Company and CEO Jack Wong, with no cash exchange involved. The remaining balance of the bonus shall be allocated to cover any taxes associated with the bonus on behalf of CEO Jack Wong

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)